SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Common Stock Fund
Allspring Opportunity Fund
(each a “Fund”, together the “Funds”)

Effective immediately, for the Common Stock Fund, Christopher Miller, CFA, Garth Newport, CFA and Robert Wicentowski, CFA each are removed as a portfolio manager of the Fund. Additionally, Robert Junkin, Margaret Patel and Michael T. Smith, CFA each are added as a portfolio manager to the Fund.

Effective immediately, for the Opportunity Fund, Christopher Miller, CFA is removed as a portfolio manager of the Fund. Additionally, Vince Fioramonti, CFA is added as a portfolio manager to the Fund.

I. Prospectus

Common Stock Fund

In the section entitled “Fund Summary – Common Stock Fund- Principal Investment Strategy”, the first, second and third paragraphs are replaced with the following:

We invest principally in common stocks of small-and medium-capitalization domestic and foreign companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index at the time of purchase. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $1.27 million to $31.28 billion and $1.03 billion to $101.64 billion, respectively, as of December 31, 2025, and are expected to change frequently.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries). Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.

In the section entitled “Fund Summary – Common Stock Fund- Fund Management”, the Fund Management table is updated to include the following:

MANAGER	SUB-ADVISER	PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Margaret Patel, Portfolio Manager / 2026 Robert Junkin, Portfolio Manager / 2026 Michael T. Smith, CFA, Portfolio Manager / 2026

Opportunity Fund

Effective immediately, in the section entitled “Fund Summary - Opportunity Fund - Principal Investment Strategy” the second and third paragraphs are replaced with the following:

We combine quantitative methods with fundamental analysis to select companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to identify undervalued or mispriced securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. These candidates undergo further qualitative analysis, which include evaluating a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a target portfolio of securities that are diversified among major economic sectors. We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.

In the section entitled “Fund Summary – Opportunity Fund - Fund Management”, the Fund Management table is updated to include the following:

MANAGER	SUB-ADVISER	PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Wicentowski, CFA, Portfolio Manager / 2025 Vince Fioramonti, CFA, Portfolio Manager / 2026

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Vince Fioramonti, CFA Opportunity Fund	Mr. Fioramonti joined Allspring Investments or one of its predecessor firms in 2012, where he currently serves as a Portfolio Manager for the Systematic Core Equity team.
Margaret Patel Common Stock Fund	Ms. Patel joined Allspring Investments or one of its predecessor firms in 2007, where she currently serves as a Managing Director and Senior Portfolio Manager for the Capital Allocation team.
Robert Junkin Common Stock Fund	Mr. Junkin joined Allspring Investments or one of its predecessors firms in2007, where he currently serves as a Portfolio Manager on the Capital Allocation Team.
Michael T. Smith, CFA Common Stock Fund Mid Cap Growth Fund SMID Cap Growth Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Senior Portfolio Manager and Head of the Growth Equity team.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following the Other Managed Accounts and Portfolio Manager Fund Holdings tables are amended to include the following:

Vince Fioramonti, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.38 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$108.12 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	13
	Total Assets Managed	$245.21 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Margaret Patel	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$1.64B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0

Robert Junkin	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$1.64B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager Fund Holdings
PORTFOLIO MANAGER	FUND	BENEFICIAL OWNERSHIP
Allspring Investments
Vince Fioramonti, CFA	Opportunity Fund	$0[1]
Margaret Patel	Common Stock Fund	$0[2]
Robert Junkin	Common Stock Fund	$0[2]
Michael T. Smith, CFA	Common Stock Fund Mid Cap Growth Fund SMID Cap Growth Fund	$0[2] $10,001-$50,000 Over $1,000,000
Shane Zweck, CFA	Special Mid Cap Value Fund	$100,001-$500,000
1.	Mr. Fioramonti became a portfolio manager of the Fund on August 20, 2026. The information presented in this table is as of September 30, 2025, at which time Mr. Fioramonti was not a portfolio manager of the Fund.
2.	Ms. Patel, Mr. Junkin and Mr. Smith each became a portfolio manager of the Fund on August 20, 2026. The information presented in this table is as of September 30, 2025, at which time Ms. Patel, Mr. Junkin and Mr. Smith each were not a portfolio manager of the Fund.

August 20, 2026	SUP3301 08-26